Benefit Plans (Narrative) (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) employee	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liabilities			$ 76,314	$ 91,182
Benefit obligation in excess of plan assets			76,314	91,182
Accumulated benefit obligation in excess of plan assets			64,724	77,089
Net loss (gain) arising during period			11,757	58,439
Amount included in regulatory assets and liabilities			209,252	211,592
Benefit obligation			723,887	748,421
Plan assets			$ 647,573	657,239
Expected return on plan assets			6.75%
Effect of 25 basis point increase in discount rate on pension expense			$ (1,300)
Effect of 25 basis point decrease in discount rate on pension expense			1,400
Amortization of net losses from regulatory assets			13,900
Amortization of net periodic benefit cost from regulatory assets			5,200
Employer contributions during quarter			$ 25,166	54,109	$ 49,700
Funded target liability (percent)			112.00%
Normal service cost			$ 7,100
Plan expenses			2,300
Required funding in next fiscal year			15,900
Pension expense			35,700	32,600
Service cost			8,314	7,231	9,195
Interest cost			$ 29,638	$ 31,154	$ 28,363
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			77.00%
Benefit obligation in excess of plan assets			$ (75,300)
Accumulated benefit obligation in excess of plan assets			$ 63,700
Discount rate			4.06%	4.92%	3.80%
Expected return on plan assets			6.75%	7.00%	7.25%
Amortization of net losses from regulatory assets			$ 13,700
Amortization of net periodic benefit cost from regulatory assets			$ 5,200
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants | employee			24
Benefit obligation in excess of plan assets			$ (1,000)
Accumulated benefit obligation in excess of plan assets			$ 1,000
Discount rate			3.82%	4.64%	3.41%
Expected return on plan assets			6.75%	7.00%	7.25%
Amortization of net losses from regulatory assets			$ 200
Amortization of net periodic benefit cost from regulatory assets			$ 0
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants, active | employee			171
Number of plan participants, retired | employee			27
Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liabilities			$ 76,314	$ 91,182
Benefit obligation in excess of plan assets			76,314	91,182
Accumulated benefit obligation in excess of plan assets			64,724	77,089
Net loss (gain) arising during period			11,757	58,439
Pension liability actuarial loss			43,800
Pension liability actuarial loss, change in discount rate			32,000
Amount included in regulatory assets and liabilities			$ 209,252	211,592
Minimum percentage of unrecognized net loss over benefit obligation or assets in order to be amortized			10.00%
Amortization period of unrecognized loss			9 years 9 months 7 days
Benefit obligation			$ 723,887	748,421
Plan assets			647,573	657,239
Unfunded status of plan			$ (76,300)
Expected return on plan assets			6.75%
Effect of 25 basis point increase in discount rate on pension expense			$ (1,300)
Effect of 25 basis point decrease in discount rate on pension expense			1,400
Amortization of net losses from regulatory assets			13,900
Amortization of net periodic benefit cost from regulatory assets			5,200
Employer contributions during quarter			25,166	54,109	$ 49,700
Pension expense			35,700	32,600
Service cost			8,314	7,231	9,195
Interest cost			$ 29,638	$ 31,154	$ 28,363
Indianapolis Power And Light Company [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			77.00%
Benefit obligation in excess of plan assets			$ 75,300
Accumulated benefit obligation in excess of plan assets			$ 63,700
Discount rate			4.06%	4.92%	3.80%
Expected return on plan assets			6.75%	7.00%	7.25%
Amortization of net losses from regulatory assets			$ 13,700
Amortization of net periodic benefit cost from regulatory assets			$ 5,200
Indianapolis Power And Light Company [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants | employee			24
Benefit obligation in excess of plan assets			$ 1,000
Accumulated benefit obligation in excess of plan assets			$ 1,000
Discount rate			3.82%	4.64%	3.41%
Expected return on plan assets			6.75%	7.00%	7.25%
Amortization of net losses from regulatory assets			$ 200
Amortization of net periodic benefit cost from regulatory assets			$ 0
Indianapolis Power And Light Company [Member] | Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants, active | employee			171
Number of plan participants, retired | employee			27
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	6.75%
Subsequent Event [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.42%
Subsequent Event [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.19%
Subsequent Event [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	6.75%
Subsequent Event [Member] | Indianapolis Power And Light Company [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.42%
Subsequent Event [Member] | Indianapolis Power And Light Company [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.19%
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			84.00%
Defined contripution plan contributions			$ 3,100	$ 3,000	$ 3,000
Thrift Plan [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			84.00%
Defined contripution plan contributions			$ 3,100	3,000	3,000
Retirement Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			16.00%
Percentage of employee's base compensation matched			5.00%
Defined contripution plan contributions			$ 300	1,500	1,800
Retirement Savings Plan [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			16.00%
Percentage of employee's base compensation matched			5.00%
Defined contripution plan contributions			$ 300	$ 1,500	$ 1,800
Union Employees [Member] | Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			7.00%
Union Employees [Member] | Thrift Plan [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			7.00%
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 400
Interest cost		5,300
Scenario, Forecast [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		400
Interest cost		5,300
Scenario, Forecast [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		0
Interest cost		0
Scenario, Forecast [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		400
Interest cost		5,300
Scenario, Forecast [Member] | Indianapolis Power And Light Company [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		400
Interest cost		5,300
Scenario, Forecast [Member] | Indianapolis Power And Light Company [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		0
Interest cost		$ 0